Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash	$ 9,423	$ 10,737	$ 1,026
Accounts receivable	515	459	121
Inventory	1,061	1,061
Other current assets	394	273	336
Total current assets	11,393	12,530	1,483
Plant and equipment, net	27,810	28,450	28,793
Intangible assets, net	2,728	3,266	4,341
Right of use asset	187	232	67
Total assets	42,118	44,478	34,684
Current liabilities
Accounts payable	1,046	1,293	1,263
Accrued liabilities	657	533	593
Accounts payable, related party			710
Obligation to issue shares, related party		679
Lease obligation, current	94	89	67
Total current liabilities	1,797	2,594	2,633
Warrant liability	8,070	15,151	4,368
Lease obligation, long-term	95	143
Total liabilities	9,962	17,888	7,001
Commitments and contingencies
Shareholders’ equity
Share capital, value	67,056	66,156	63,733
Retained earnings (deficit)	(34,900)	(39,566)	(36,050)
Total shareholders’ equity	32,156	26,590	27,683
Total liabilities and shareholders’ equity	$ 42,118	$ 44,478	$ 34,684